SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands			2 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 30, 2021	Jul. 12, 2021	Feb. 25, 2021	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of debt				$ 4,100	$ 4,134	$ 4,134	$ 4,134	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Repayments of debt			$ 4,100
Subsequent Event | Stock Purchase Agreement
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	2,909,393	1,004,120
Sale of stock, consideration received on transaction		$ 14,800
Subsequent Event | Stock Purchase Agreement | Minimum
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 30,000
Subsequent Event | Stock Purchase Agreement | Maximum
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 35,000